[GRAPHIC: U.S. GLOBAL INVESTORS LOGO IN UPPER LEFT CORNER]

[GRAPHIC:  "LOOK WHO IS TALKING" SCREENED IN BACKGROUND]

[GRAPHIC: "U.S. GOVERNMENT SECURITIES SAVINGS FUND" SCREENED IN BACKGROUND PLACED VERTICALLY ON LEFT SIDE OF PAGE]

LOOK WHO IS TALKING ABOUT THE U.S. GOVERNMENT SECURITIES SAVINGS FUND...

In the May issue of  Investment  Analyst,  Adrian  Day tells his  readers,

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     "The  proceeds  from recent sales  should go largely  into cash,  into funds such as our recommended US Global's Govern-ment Securities Savings Fund, the #1 government money fund over the past five years."
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The U.S.  GOVERNMENT  SECURITIES  SAVINGS FUND has also been featured in...

     MONEY MAGAZINE
     JAY  SCHABACKER'S  MUTUAL FUND
     INVESTING PERSONAL FINANCE

Thousands of investors and numerous leading financial publications have taken notice of the U.S. Government Securities Savings Fund -- LIPPER'S #1 GOVERNMENT MONEY MARKET FOR 5 YEARS.

Help your readers discover the safe haven with a superior yield. Tell them about the money fund ranked #1 for consistent long-term performance.

For more information please call, U.S. Global Investors

Johanna Thornblad
210-308-1237

Stephanie Linkous
210-308-1214

 ................................................................................
For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the web at www.usfunds.com. Please read the prospectus carefully
before  investing.   Lipper  Analytical  Services  ranked  the  U.S.  Government
Securities Savings Fund #5 and #1 for the 1- and 5-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Like all other mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invest in are. Past performance is no guarantee of future results. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do so. Dr. Stephen Leeb and Adrian Day, editors for Personal Finance and Investment Analyst, respectively, manage affiliated U.S. Global Investors funds.